UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22207

Oppenheimer Master Event-Linked Bond Fund, LLC

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 3/31/2014

Item 1. Reports to Stockholders.

3 | 31 | 2014

SEMIANNUAL REPORT

Oppenheimer Master Event-Linked Bond Fund, LLC

OPPENHEIMERFUNDS™

THE RIGHT WAY TO INVEST

PORTFOLIO MANAGER: Caleb Wong

AVERAGE ANNUAL TOTAL RETURNS AT 3/31/14

	Oppenheimer Master Event- Linked Bond Fund, LLC	Swiss Re Cat Bond Total Return Index
6-Month	3.92%	3.78%
1-Year	10.28	9.90
5-Year	7.76	10.23
Since Inception (6/16/08)	6.05	8.83

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the data quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized.

The Fund’s performance is compared to the performance of the Swiss Re Cat Bond Total Return Index, an index which tracks outstanding U.S. dollar denominated catastrophe bonds. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the Index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

2 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Shares of Oppenheimer Master Event-Linked Bond Fund, LLC are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933 (the “Securities Act”), as amended. Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any interests in the Fund.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

3 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

Fund Performance Discussion

During the six-month reporting period ended March 31, 2014, Oppenheimer Master Event-Linked Bond Fund, LLC produced a return of 3.92% and outperformed the Swiss Re Cat Bond Total Return Index, which returned 3.78%.

For the last six months, the catastrophe (“cat”) bond market has benefited from rising demand for the asset class from a broader spectrum of investors. The sector typically drew interest from hedge funds and institutional investors and, in 2013 additional interest came from the high net worth side. The sector typically drew interest from hedge funds and institutional investors and, in 2013 additional interest came from the high net worth side. At the same time, the last large event that impacted cat bonds was Hurricane Sandy in November 2012. Additionally, the new issue market for cat bonds decelerated in the past six months as traditional reinsurers competed with capital market investors to offer attractive pricing to insurers and sponsors seeking reinsurance protection. The decreasing supply of new paper helped fuel the cat bond rally.

The Fund’s best performer over the reporting period was exposure to Residential Reinsurance 2012. This multi-peril bond (multi-peril means that any one event among a set of events – hurricanes, thunderstorms, earthquakes – could lead to principal default) returned roughly 15% over the period, given the absence of catastrophe events. At the same time, Tar Heel Re Ltd. notes, which cover 100% North Carolina hurricanes, performed positively because no hurricane event had occurred in that state in 2013. Finally, we received strong returns from Tradewynd Re Ltd. bonds that were issued by AIG. These bonds offer reasonable but not substantially high yield but they rallied simply because they were issued with superior risk-adjusted yields. The market therefore made adjustments on the price of the bonds to make it commensurate with its risk, which is moderate relative to the other bonds in the universe.

Bonds that did not perform well during the period were issues that still had modestly positive returns. Reasons vary as to why these issues had low returns. For example, certain bonds have become “dead cat”, which are bonds whose catastrophe risk is seasonal and that matured after the peak of their particular season (e.g. hurricane season ending in late 2013, but bonds not maturing until early 2014). In another case, certain bonds were just recently issued during the reporting period. In the end, the Fund primarily experienced negative returns from its currency hedges, as we seek to shield the portfolio from currency fluctuations of foreign denominated bonds.

Looking forward, we are continuing our strategy of screening for peril risk categories

4 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

that we believe are not fairly valued against the complete universe of perils. This approach allows us to overweight or underweight peril classes against the cat bond universe. Additionally, within each peril category, we are seeking bonds that we believe have the best return and risk attributes in their sector.

We believe that the market may not appreciate as much as it did in 2013. Much of that rally came on the heels of Hurricane Sandy and, given that the event is over 15 months behind us, we see the market drawing more of its return from the coupon than from price appreciation.

5 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

Top Holdings and Allocations

PORTFOLIO ALLOCATION

Event-Linked Bonds:
Multiple Event	46.4%
Windstorm	34.1
Earthquake	17.0
Other	1.5
Investment Company: Oppenheimer Institutional Money Market Fund	1.0

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2014, and are based on the total market value of investments.

REGION OF RISK

North America	63.2%
Multi-Region	20.2
Europe	10.7
Asia	5.9

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2014, and are based on the total market value of event-linked bonds

CREDIT RATING BREAKDOWN	NRSRO ONLY TOTAL
AAA	1.0%
BBB	1.9
BB	46.4
B	24.0
CC	1.5
Unrated	25.2
Total	100.0%

The percentages above are based on the market value of the Fund’s securities as of March 31, 2014, and are subject to change. Except for securities labeled “Unrated,” and except for certain securities issued or guaranteed by a foreign sovereign, all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Sub-Adviser”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. Unrated securities issued or guaranteed by a foreign sovereign are assigned a credit rating equal to the highest NRSRO rating assigned to that foreign sovereign. For securities not rated by an NRSRO, the Sub-Adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the sub- adviser’s credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security. Fund assets invested in Oppenheimer Institutional Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories (AAA, AA, A and BBB). Unrated securities do not necessarily indicate low credit quality, and may or may not be the equivalent of investment-grade. Please consult the Fund’s prospectus and Statement of Additional Information for further information.

6 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire
6-month period ended March 31, 2014.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

Actual	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During 6 Months Ended March 31, 2014
	$ 1,000.00	$ 1,039.20	$ 2.14

Hypothetical
(5% return before expenses)
	1,000.00	1,022.84	2.12

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated funds, based on the 6-month period ended March 31, 2014 is as follows:

Expense Ratio
0 .42%

The expense ratio reflects voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” table in the Fund’s financial statements, included in this report, also shows the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

8 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

STATEMENT OF INVESTMENTS March 31, 2014 Unaudited

		Principal Amount	Value
Event-Linked Bonds—98.3%
Earthquake—16.8%
Bosphorus 1 Re Ltd. Catastrophe Linked Nts., 2.53%, 5/3/16[1,2]		$6,644,000	$6,668,084
Embarcadero Re Ltd. Catastrophe Linked Nts.:
5.03%, 8/7/15[2,3]		5,000,000	5,160,000
7.412%, 2/13/15[2,3]		5,000,000	5,144,000
Golden State Re Ltd. Catastrophe Linked Nts., 3.78%, 1/8/15[2,3]		5,300,000	5,388,510
Kibou Ltd. Catastrophe Linked Nts., 5.28%, 2/16/15[2,3]		5,600,000	5,764,080
Kizuna II Re Ltd. Catastrophe Linked Nts.:
2.28%, 4/6/18[2,3]		4,250,000	4,290,163
2.53%, 4/6/18[2,3]		1,000,000	1,009,450
Lakeside Re III Ltd. Catastrophe Linked Nts., 8.03%, 1/8/16[2,3]		4,575,000	4,890,332
Merna Reinsurance IV Ltd. Catastrophe Linked Nts., 2.53%, 4/8/16[2,3]		5,250,000	5,298,956
Merna Reinsurance V Ltd. Catastrophe Linked Nts., 2.03%, 4/7/17[2,3]		4,000,000	4,013,800
MultiCat Mexico Ltd. 2012-I Catastrophe Linked Nts., 8.03%,
12/4/15[2,3]		5,000,000	5,179,125
Nakama Re Ltd. Catastrophe Linked Nts., 2.78%, 9/29/16[2,3]		5,750,000	5,863,994
Tramline Re II Ltd. Catastrophe Linked Nts., 3.28%, 7/7/17[1,2]		5,000,000	5,039,750

			63,710,244

Multiple Event—46.1%
Atlas Reinsurance VII Ltd. Catastrophe Linked Nts., 8.103%, 1/7/16[2,3]		1,500,000	1,584,187
Atlas VI Capital Ltd. Catastrophe Linked Nts.:
10.554%, 4/7/14[2,3]	EUR	2,750,000	3,791,663
12.533%, 1/8/15[2,3]		1,500,000	1,573,200
15.283%, 1/8/15[2,3]		5,500,000	5,788,750
Blue Danube II Ltd. Catastrophe Linked Nts., 4.297%, 5/23/16[2,3]		3,953,000	4,031,764
Blue Danube Ltd. Catastrophe Linked Nts., 10.796%, 4/10/15[2,3]		4,000,000	4,224,800
Caelus Re 2013 Ltd. Catastrophe Linked Nts.:
5.28%, 3/7/16[2,3]		5,250,000	5,350,931
6.88%, 4/7/17[2,3]		5,090,000	5,355,443
Combine Re Ltd. Catastrophe Linked Nts.:
4.53%, 1/7/15[2,3]		7,030,000	7,181,848
10.03%, 1/7/15[2,3]		6,250,000	6,601,250
17.78%, 1/7/15[2,3]		5,750,000	6,182,975
Compass Re Ltd. Catastrophe Linked Nts.:
10.28%, 1/8/15[2,3]		4,500,000	4,635,000
11.28%, 1/8/15[2,3]		4,505,000	4,659,071
East Lane Re Ltd. Catastrophe Linked Nts., 6.68%, 3/13/15[2,3]		5,750,000	5,935,725
East Lane Re VI Ltd. Catastrophe Linked Nts., 2.78%, 3/14/18[2,3]		3,500,000	3,516,975
Galileo Re Ltd. Catastrophe Linked Nts., 7.43%, 1/9/17[2,3]		3,500,000	3,652,775
Loma Reinsurance Ltd. Catastrophe Linked Nts.:
9.78%, 1/8/18[2,3]		2,250,000	2,348,438
12.03%, 1/8/18[2,3]		2,750,000	2,854,363
17.03%, 1/8/18[2,3]		2,750,000	2,830,988
Mona Lisa Re Ltd. Catastrophe Linked Nts., 7.33%, 7/7/17[2,3]		3,000,000	3,197,850
Mystic Re Ltd. Catastrophe Linked Nts.:
9.03%, 3/12/15[2,3]		4,850,000	5,063,885
12.03%, 3/12/15[2,3]		5,000,000	5,318,000

9 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Multiple Event (Continued)
Mythen Ltd. Catastrophe Linked Nts., 11.032%, 5/7/15[2,3]		$5,000,000	$5,434,000
Northshore Re Ltd. Catastrophe Linked Nts., 7.28%, 7/5/16[2,3]		2,750,000	2,861,994
Residential Reinsurance 2011 Ltd. Catastrophe Linked Nts.:
8.78%, 6/6/15[2,3]		5,750,000	6,097,875
8.93%, 12/6/15[2,3]		6,000,000	6,294,600
13.28%, 12/6/15[2,3]		2,000,000	2,123,600
Residential Reinsurance 2012 Ltd. Catastrophe Linked Nts.:
4.53%, 12/6/16[2,3]		5,150,000	5,354,197
5.78%, 12/6/16[2,3]		1,000,000	1,045,950
8.03%, 6/6/16[2,3]		4,800,000	5,311,920
22.03%, 6/6/16[2,3]		5,425,000	6,489,521
Residential Reinsurance 2013 Ltd. Catastrophe Linked Nts.:
5.28%, 12/6/17[2,3]		1,000,000	1,003,550
8.03%, 6/6/17[2,3]		2,500,000	2,631,875
20.03%, 12/6/17[2,3]		750,000	750,337
Riverfront Re Ltd. Catastrophe Linked Nts., 4.03%, 1/6/17[2,3]		3,000,000	3,012,750
Sanders Re Ltd. Catastrophe Linked Nts.:
3.53%, 5/5/17[2,3]		2,500,000	2,533,375
4.03%, 5/5/17[2,3]		1,300,000	1,320,605
Successor X Ltd. Catastrophe Linked Nts., 16.53%, 1/27/15[2,3]		5,000,000	5,298,000
Tradewynd Re Ltd. Catastrophe Linked Nts.:
6.28%, 1/9/17[2,3]		7,250,000	7,467,137
7.03%, 1/9/17[2,3]		1,200,000	1,246,140
8.28%, 7/9/18[2,3]		4,500,000	4,983,975
Tramline Re Ltd. Catastrophe Linked Nts., 16.78%, 1/8/15[2,3]		1,500,000	1,623,900
VenTerra Re Ltd. Catastrophe Linked Nts., 3.78%, 1/9/17[1,2]		5,750,000	5,937,738

			174,502,920

Other—1.5%
Kortis Capital Ltd. Catastrophe Linked Nts., 5.058%, 1/15/17[2,3]		5,500,000	5,786,825
Windstorm—33.9%
Akibare II Ltd. Catastrophe Linked Nts., 3.78%, 4/13/16[2,3]		4,750,000	4,924,444
Atlas Reinsurance VII Ltd. Catastrophe Linked Nts., 3.65%, 1/7/16[2,3]	EUR	1,500,000	2,129,089
Atlas VI Capital Ltd. Catastrophe Linked Nts., 8%, 4/9/15[2,3]	EUR	4,000,000	5,716,448
Calypso Capital II Ltd. Catastrophe Linked Nts.:
2.91%, 1/9/17[2,3]	EUR	4,250,000	5,962,745
3.21%, 1/8/18[2,3]	EUR	2,500,000	3,523,133
East Lane Re V Ltd. Catastrophe Linked Nts.:
9.03%, 3/16/16[2,3]		2,200,000	2,379,795
10.78%, 3/16/16[2,3]		4,500,000	4,943,812
Eurus Ltd. Catastrophe Linked Nts., 3.75%, 4/7/16[2,3]	EUR	2,000,000	2,844,847
Everglades Re Ltd. Catastrophe Linked Nts., 10.03%, 3/28/16[2,3]		5,000,000	5,326,750
Foundation Re III Ltd. Catastrophe Linked Nts., 5.03%, 2/25/15[2]		5,750,000	5,864,425
Gator Re Ltd. Catastrophe Linked Nts., 6.53%, 1/9/17[2,3]		3,500,000	3,531,675
Green Fields II Capital Ltd. Catastrophe Linked Nts., 2.83%, 1/9/17[2,3]	EUR	4,431,000	6,208,752
Ibis Re II Ltd. Catastrophe Linked Nts.:
4.03%, 6/28/16[2,3]		4,245,000	4,344,015
13.53%, 2/5/15[2,3]		1,500,000	1,565,550
Longpoint Re III Ltd. Catastrophe Linked Nts.:
4.03%, 5/18/16[2,3]		5,250,000	5,366,156
6.03%, 6/12/15[2,3]		2,500,000	2,607,000

10 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

		Principal Amount	Value
Windstorm (Continued)
MetroCat Re Ltd. Catastrophe Linked Nts., 4.53%, 8/5/16[2,3]		$4,000,000	$4,122,100
MultiCat Mexico Ltd. 2012-I Catastrophe Linked Nts.:
7.53%, 12/4/15[2,3]		5,000,000	5,165,625
7.78%, 12/4/15[2,3]		4,750,000	4,919,694
Pelican Re Ltd. Catastrophe Linked Nts.:
6.03%, 5/15/17[2,3]		5,250,000	5,453,437
13.78%, 4/13/15[2,3]		5,000,000	5,322,000
Pylon II Capital Ltd. Catastrophe Linked Nts.:
5.703%, 5/5/16[2]	EUR	2,250,000	3,287,803
9.203%, 5/5/16[2,3]	EUR	2,250,000	3,442,913
Queen City Re Catastrophe Linked Nts., 3.53%, 1/6/17[2,3]		3,750,000	3,762,188
Queen Street II Capital Ltd. Catastrophe Linked Nts., 7.53%, 4/9/14[2,3]		5,750,000	5,761,212
Queen Street IV Capital Ltd. Catastrophe Linked Nts., 7.53%,
4/9/15[2,3]		3,000,000	3,101,700
Queen Street VIII Re Ltd. Catastrophe Linked Nts., 6.53%, 6/8/16[2,3]		3,488,000	3,574,241
Successor X Ltd. Catastrophe Linked Nts.:
11.28%, 11/10/15[2,3]		1,500,000	1,611,600
16.28%, 11/10/15[2,3]		5,750,000	5,963,900
Tar Heel Re Ltd. Catastrophe Linked Nts., 8.53%, 5/9/16[2,3]		5,000,000	5,406,250

			128,133,299

Total Event-Linked Bonds (Cost $358,010,948)			372,133,288

		Shares
Investment Company—1.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.08%[4,5] (Cost
$3,737,070)		3,737,070	3,737,070

Total Investments, at Value (Cost $361,748,018)		99.3%	375,870,358
Assets in Excess of Other Liabilities		0.7	2,707,205

Net Assets		100.0%	$378,577,563

Footnotes to Statement of Investments

1. Restricted security. The aggregate value of restricted securities as of March 31, 2014 was $17,645,572, which represents 4.66% of the Fund’s net assets. See Note 7 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Appreciation/ (Depreciation)
Bosphorus 1 Re Ltd. Catastrophe
Linked Nts., 2.53%, 5/3/16	4/18/13	$6,644,000	$6,668,084	$24,084
Tramline Re II Ltd. Catastrophe
Linked Nts., 3.28%, 7/7/17	6/19/13	5,000,000	5,039,750	39,750
VenTerra Re Ltd. Catastrophe
Linked Nts., 3.78%, 1/9/17	12/20/13	5,750,000	5,937,738	187,738

		$17,394,000	$17,645,572	$251,572

2. Represents the current interest rate for a variable or increasing rate security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $345,335,488 or 91.22% of the Fund’s net assets as of March 31, 2014.

11 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares September 30, 2013	Gross Additions			Gross Reductions	Shares March 31, 2014
Oppenheimer Institutional
Money Market Fund, Cl. E	7,234,742		85,472,727		88,970,399	3,737,070

					Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E					$3,737,070	$4,469

5. Rate shown is the 7-day yield as of March 31, 2014.

Forward Currency Exchange Contracts as of March 31, 2014
Counterparty	Settlement Month(s)	Currency Purchased (000’s)			Currency Sold (000’s)	Unrealized Depreciation
DEU	01/2015	EUR	510	USD	710	$7,679
DEU	01/2015	USD	37,572	EUR	27,426	210,727

Total Unrealized Depreciation						$218,406

Glossary:

Counterparty

Abbreviations

DEU	Deutsche Bank AG

Currency abbreviations indicate amounts reporting in currencies

EUR	Euro
USD	U.S. Dollar

See accompanying Notes to Financial Statements.

12 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

STATEMENT OF ASSETS AND LIABILITIES March 31, 2014 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $358,010,948)	$372,133,288
Affiliated companies (cost $3,737,070)	3,737,070

375,870,358

Cash	334,972

Receivables and other assets:
Interest and dividends	3,524,119
Shares of beneficial interest sold	9,812
Other	12,488

Total assets	379,751,749

Liabilities
Unrealized depreciation on foreign currency exchange contracts	218,406
Payables and other liabilities:
Investments purchased	890,203
Shares of beneficial interest redeemed	29,587
Directors’ compensation	8,155
Shareholder communications	5,552
Other	22,283

Total liabilities	1,174,186

Net Assets—applicable to 26,946,112 shares of beneficial interest outstanding	$378,577,563

Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$14.05

See accompanying Notes to Financial Statements.

13 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

STATEMENT OF OPERATIONS For the Six Months Ended March 31, 2014 Unaudited

Investment Income
Interest	$13,859,101

Dividends from affiliated companies	4,469

Total investment income	13,863,570

Expenses
Management fees	770,219

Shareholder communications	7,265

Directors’ compensation	8,628

Custodian fees and expenses	3,035

Other	27,318

Total expenses	816,465
Less waivers and reimbursements of expenses	(4,942)

Net expenses	811,523

Net Investment Income	13,052,047

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments from unaffiliated companies	1,541,259
Foreign currency transactions	(995,170)

Net realized gain	546,089
Net change in unrealized appreciation/depreciation on:
Investments	(611,631)
Translation of assets and liabilities denominated in foreign currencies	1,808,447

Net change in unrealized appreciation/depreciation	1,196,816

Net Increase in Net Assets Resulting from Operations	$ 14,794,952

See accompanying Notes to Financial Statements.

14 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

Operations
Net investment income	$13,052,047	$30,694,313

Net realized gain (loss)	546,089	(571,660)

Net change in unrealized appreciation/depreciation	1,196,816	10,317,658

Net increase in net assets resulting from operations	14,794,952	40,440,311

Beneficial Interest Transactions
Net decrease in net assets resulting from beneficial interest transactions:
Proceeds from contributions	7,844,268	15,292,487
Payments for withdrawals	(35,303,865)	(41,147,928)

	(27,459,597)	(25,855,441)

Net Assets
Total increase (decrease)	(12,664,645)	14,584,870

Beginning of period	391,242,208	376,657,338

End of period	$378,577,563	$391,242,208

See accompanying Notes to Financial Statements.

15 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Year Ended September 28, 2012 [1]	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2009

Per Share Operating Data
Net asset value, beginning of period	$13.52	$12.16	$11.20	$11.03	$10.49	$9.90

Income (loss) from investment operations:
Net investment income[2]	0.47	1.04	0.96	0.79	0.85	0.89
Net realized and unrealized gain (loss)	0.06	0.32	— [3]	(0.62)	(0.31)	(0.30)

Total from investment operations	0.53	1.36	0.96	0.17	0.54	0.59

Net asset value, end of period	$14.05	$13.52	$12.16	$11.20	$11.03	$10.49

Total Return, at Net Asset Value[4]	3.92%	11.18%	8.57%	1.54%	5.15%	5.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$378,578	$391,242	$376,657	$351,127	$63,873	$48,856

Average net assets (in thousands)	$386,127	$376,007	$358,447	$265,678	$49,054	$47,309

Ratios to average net assets:[5]
Net investment income	6.78%	8.16%	8.41%	7.19%	8.04%	8.98%
Total expenses[6]	0.42%	0.43%	0.42%	0.43%	0.66%	0.55%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.42%	0.43%	0.42%	0.43%	0.65%	0.55%

Portfolio turnover rate	19%	21%	38%	20%	38%	5%

1. September 28, 2012 represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2014	0.42%
Year Ended September 30, 2013	0.43%
Year Ended September 28, 2012	0.42%
Year Ended September 30, 2011	0.43%
Year Ended September 30, 2010	0.67%
Year Ended September 30, 2009	0.55%

See accompanying Notes to Financial Statement.

16 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

NOTES TO FINANCIAL STATEMENTS March 31, 2014 Unaudited

1. Significant Accounting Policies

Oppenheimer Master Event-Linked Bond Fund, LLC (the “Fund”) is organized as a Delaware limited liability company and registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end, management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. As of March 31, 2014, 100% of the shares of the Fund were owned by the Manager, other funds advised or sub-advised by the Manager or an affiliate of the Manager.

    Shares of the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “Securities act”). Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. The Fund currently offers one class of shares.

    For federal income tax purposes, the fund qualifies as a partnership, and each investor in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the

Fund. Accordingly, as a “pass-through” entity, the Fund pays no dividends or capital gain distributions.

    The following is a summary of significant accounting policies consistently followed by the Fund.

Event-Linked Bonds. The Fund invests in “event-linked” bonds. Event-linked bonds, which are sometimes referred to as “catastrophe” bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations upon the sale or maturity of such securities.

    As of March 31, 2014, securities with an aggregate market value of $372,133,288, representing 98.3% of the Fund’s net assets were comprised of event-linked bonds.

Concentration Risk. Focusing on one type of investment, event-linked bonds, rather than a broad spectrum of investments, makes the Fund’s share price particularly sensitive to market, economic and natural and non-natural events that may affect this investment type. The Fund’s investment in event-linked bonds may be speculative and subject to greater price volatility than other types of investments.

17 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued 1. Significant Accounting Policies (Continued)

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Federal Taxes. The Fund, as an entity, will not be subject to U.S. federal income tax. The Fund will be treated for U.S. federal income tax purposes as a partnership, and not as an association taxable as a corporation. Therefore, a tax provision is not required. Each shareholder is required for U.S. federal income tax purposes to take into account, in its taxable year with which (or within which a taxable year of the Fund ends), its distributive share of all items of Fund income, gains, losses, and deductions for such taxable year of the Fund. A shareholder must take such items into account even if the Fund does not distribute cash or other property to such shareholder during its taxable year.

18 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

1. Significant Accounting Policies (Continued)

Although the Fund is treated as a partnership for Federal tax purposes, it is intended that the Fund’s assets, income and distributions will be managed in such a way that investment in the Fund would not cause an investor that is a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (“RIC”) to fail that qualification.

Directors’ Compensation. The Board of Directors has adopted a compensation deferral plan for independent directors that enables Directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund

19 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued 1. Significant Accounting Policies (Continued)

may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the

20 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

2. Securities Valuation (Continued)

exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

    Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

    Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar

21 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation (Continued)

quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

    To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 31, 2014 based on valuation input level:

22 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Event-Linked Bonds	$—	$372,133,288	$—	$372,133,288
Investment Company	3,737,070	—	—	3,737,070

Total Assets	$3,737,070	$372,133,288	$—	$375,870,358

Liabilities Table
Other Financial Instruments:
Foreign currency exchange contracts	$—	$(218,406)	$—	$(218,406)

Total Liabilities	$—	$(218,406)	$—	$(218,406)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2014		Year Ended September 30, 2013
	Shares	Amount	Shares	Amount
Contributions	563,079	$7,844,268	1,257,200	$15,292,487
Withdrawals	(2,552,339)	(35,303,865)	(3,303,364)	(41,147,928)

Net decrease	(1,989,260)	$(27,459,597)	(2,046,164)	$(25,855,441)

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended March 31, 2014 were as follows:

	Purchases	Sales
Investment securities	$73,604,711	$71,237,725

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.40%.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be

23 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Fees and Other Transactions with Affiliates (Continued)

calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. Fees incurred by the Fund with respect to these services are detailed in the Statement of Operations.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended March 31, 2014, the Manager waived fees and/or reimbursed the Fund $4,942 for IMMF management fees.

    Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

6. Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

24 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

6. Risk Exposures and the Use of Derivative Instruments (Continued)

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

    Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

    Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

    The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

25 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Risk Exposures and the Use of Derivative Instruments (Continued)

Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Such contracts are traded in the OTC inter-bank currency dealer market.

    Forward contracts are reported on a schedule following the Statement of Investments. The unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable (or payable) and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

    The Fund has entered into forward contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward contracts seek to increase exposure to foreign exchange rate risk.

    The Fund has entered into forward contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

    The Fund has entered into forward contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward contracts seek to increase exposure to foreign exchange rate risk.

    The Fund has entered into forward contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

    During the six months ended March 31, 2014, the Fund had daily average contract amounts on forward contracts to buy and sell of $89,147,584 and $11,488,334, respectively.

    Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty to a forward contract will default and fail to perform its obligations to the Fund.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

    The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

26 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

6. Risk Exposures and the Use of Derivative Instruments (Continued)

    To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

    ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

    For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

    The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for cleared swaps.

    With respect to cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

    There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of

27 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Risk Exposures and the Use of Derivative Instruments (Continued)

the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

    Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

    Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.     For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash ledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

The following table presents by counterparty the Fund’s OTC derivative liabilities net of the related collateral pledged by the Fund at March 31, 2014:

		Gross Amounts Not Offset in the Statement of Assets & Liabilities
Counterparty	Gross Amount of Liabilities in the Statement of Assets & Liabilities*	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged**	Cash Collateral Pledged**	Net Amount
Deutsche Bank AG	$ 218,406	$—	$—	$—	$218,406

* OTC derivatives are reported gross on the Statement of Assets and Liabilities. Exchange traded options and margin related to cleared swaps and futures are excluded from these reported amounts.

** Reported collateral pledged within this table is limited to the net outstanding amount due from the Fund. The securities pledged as collateral by the Fund as reported on the Statements of investments may exceed these amounts.

The following table presents the valuations of derivative instruments by risk exposure as reported within the Statement of Assets and Liabilities as of March 31, 2014:

28 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

6. Risk Exposures and the Use of Derivative Instruments (Continued)

	Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value
Foreign exchange contracts	Unrealized depreciation on foreign currency exchange contracts	$218,406

The effective of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Foreign currency transactions
Foreign exchange contracts	$(1,081,278)

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Translation of assets and liabilities denominated in foreign currencies
Foreign exchange contracts	$405,113

7. Restricted Securities

As of March 31, 2014, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

8. Pending Litigation

Since 2009, seven class action lawsuits have been pending in the U.S. District Court for the District of Colorado against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the “Defendant Funds”). The lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. On March 5, 2014, the parties in six of these lawsuits executed stipulations and agreements of settlement resolving those actions. The settlements are subject to a variety of contingencies, including approval by the court. The settlements do not resolve a seventh outstanding lawsuit relating to Oppenheimer Rochester California Municipal Fund.

29 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

8. Pending Litigation (Continued)

    Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against OFI and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of OFI and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The settlement does not resolve other outstanding lawsuits against OFI and its affiliates relating to BLMIS.

    On April 16, 2010, a lawsuit was filed in New York state court against (i) OFI, (ii) an affiliate of OFI and (iii) AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs alleged breach of contract and common law fraud claims against the defendants and sought compensatory damages, costs and disbursements, including attorney fees. On April 11, 2013, the court granted defendants’ motion for summary judgment, dismissing plaintiffs’ fraud claim with prejudice and dismissing their contract claim without prejudice, and granted plaintiffs leave to replead their contract claim to assert a cause of action for specific performance within 30 days. On May 9, 2013, plaintiffs filed a notice of appeal from the court’s dismissal order. On January 7, 2014, the appellate court affirmed the trial court’s dismissal order. On March 28, 2014, the parties filed a stipulation of discontinuance dismissing the lawsuit with prejudice. On July 15, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleged breach of contract and common law fraud claims against the defendants and sought compensatory damages, costs and disbursements, including attorney fees. On March 28, 2014, the parties filed a stipulation of discontinuance dismissing the lawsuit with prejudice. On November 9, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleged breach of contract against the defendants and sought compensatory damages, costs and disbursements, including attorney fees. On November 8, 2013, the parties filed a stipulation of discontinuance dismissing the lawsuit with prejudice.

30 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

8. Pending Litigation (Continued)

    OFI believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of OFI or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

31 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

    The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

    Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

32 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

Directors and Officers	Sam Freedman, Chairman of the Board of Directors and Director
Edward L. Cameron, Director
Jon S. Fossel, Director
Richard F. Grabish, Director
Beverly L. Hamilton, Director
Victoria J. Herget, Director
Robert J. Malone, Director
F. William Marshall, Jr., Director
Karen L. Stuckey, Director
James D. Vaughn, Director
William F. Glavin, Jr., Director, President and Principal Executive Officer
Caleb Wong, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2014 OppenheimerFunds, Inc. All rights reserved.

33 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

THIS PAGE INTENTIONALLY LEFT BLANK.

34 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

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35 OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

INFORMATION AND SERVICES

General Information

Representatives available Mon–Fri 8am–8pm ET

1.800.CALL OPP (1.800.225.5677)

Written Correspondence and Transaction Requests

OppenheimerFunds Services

P.O. Box 5270, Denver, CO 80217-5270

For Overnight Delivery

OppenheimerFunds Services

12100 East Iliff Avenue, Suite 300

Aurora, CO 80014

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master Event-Linked Bond Fund, LLC

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	5/13/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	5/13/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	5/13/2014